Earnings/(loss) per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2023 GBP (£) £ / shares item shares	Dec. 31, 2022 GBP (£) £ / shares shares	Dec. 31, 2023 GBP (£) £ / shares item shares	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£) £ / shares shares
Earnings/(loss) per share
Profit/(loss) for the period | £		£ 20,374	£ 6,306	£ (5,383)	£ (8,468)	£ (20,210)
Basic earnings/(loss) per share | £ / shares		£ 0.1249	£ 0.0387	£ (0.0330)		£ (0.1239)
Diluted earnings/(loss) per share | £ / shares	[1]	£ 0.1244	£ 0.0385	£ (0.0330)		£ (0.1239)
Number of categories of dilutive potential ordinary shares | item		1		1
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		163,159	163,062	163,159		163,062
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share		163,723	163,605	163,723		163,062
Class A ordinary shares
Earnings/(loss) per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		52,110	52,013	52,110		52,013
Adjustment for calculation of diluted earnings per share assumed conversion into Class A ordinary shares		564	543	564
Class B ordinary shares
Earnings/(loss) per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		112,732	112,732	112,732		112,732
Treasury shares
Earnings/(loss) per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		1,683	1,683	1,683		1,683

[1]	For the six months ended 31 December 2023 and 31 December 2022, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.